Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	[1],[2]	$ 3,218.0	$ 0.0
Current financial debts		261.0	47.0
Total financial debts		3,479.0	47.0
Facility B [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		793.0	0.0
Facility C [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		391.0	0.0
Local facilities, Japan [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		55.0	0.0
Current financial debts		115.0	0.0
Senior notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		495.0	0.0
Senior notes due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		991.0	0.0
Senior notes due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		493.0	0.0
Revolving facility [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		0.0	0.0
Local facilities, other [Member]
Disclosure of detailed information about borrowings [line items]
Current financial debts		101.0	32.0
Other short-term financial debts [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts		29.0	15.0
Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts		16.0	$ 0.0
Total financial debts		$ 16.0

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.